PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 232	$ 166	$ 249
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	80	83	74
Past service cost - Plan amendments	29	(44)	9
Past service cost - Settlements	(4)	(4)
Past service cost - Curtailments		(1)	(6)
Net interest cost	71	77	82
Total	176	111	159
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Settlements	123	3
Net periodic OPEB cost
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28	28	27
Past service cost - Plan amendments	(1)	(8)	6
Past service cost - Curtailments	9	3
Net interest cost	43	42	46
Gains (losses) arising from settlements, defined benefit plans	5	(4)	11
Total	56	55	90
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	17	16	14
Past service cost - Plan amendments	22	0	0
Past service cost - Settlements	(3)	0
Past service cost - Curtailments		0	0
Net interest cost	1	2	0
Total	37	18	14
Canada | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Settlements	123	0
Canada | Net periodic OPEB cost
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	7	7
Past service cost - Plan amendments	(1)	0	0
Past service cost - Curtailments	2	0
Net interest cost	23	23	24
Gains (losses) arising from settlements, defined benefit plans	0	0	0
Total	27	30	31
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	0	0
Past service cost - Plan amendments	0	0	0
Past service cost - Settlements	0	0
Past service cost - Curtailments		0	0
Net interest cost	3	7	4
Total	3	7	4
Brazil | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Settlements	0	0
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	52	55	48
Past service cost - Plan amendments	7	(44)	3
Past service cost - Settlements	(1)	(4)
Past service cost - Curtailments		(1)	(6)
Net interest cost	38	42	44
Total	96	48	89
Europe | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Settlements	0	0
Europe | Net periodic OPEB cost
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	17	18	17
Past service cost - Plan amendments	0	(3)	(2)
Past service cost - Curtailments	7	3
Net interest cost	12	12	14
Gains (losses) arising from settlements, defined benefit plans	5	(4)	11
Total	17	20	40
Others | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	11	12	12
Past service cost - Plan amendments	0	0	6
Past service cost - Settlements	0	0
Past service cost - Curtailments		0	0
Net interest cost	29	26	34
Total	40	38	52
Others | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Settlements	0	3
Others | Net periodic OPEB cost
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4	3	3
Past service cost - Plan amendments	0	(5)	8
Past service cost - Curtailments	0	0
Net interest cost	8	7	8
Gains (losses) arising from settlements, defined benefit plans	0	0	0
Total	$ 12	$ 5	$ 19